Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Domestic Equity Fund
Class Name	Institutional Class
Trading Symbol	FAEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$17	0.34%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 1,171,939,260
Holdings Count | $ / shares	204
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,171,939,260
Number of Holdings	204
Portfolio Turnover	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026) Sector Breakdown**	[2]
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager International Equity Fund
Class Name	Institutional Class
Trading Symbol	FAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.59%
[3]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 922,332,876
Holdings Count | $ / shares	423
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$922,332,876
Number of Holdings	423
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)
Sector Breakdown**

Region Breakdown**	(%)
EM Asia	23.6%
EMU	21.3%
Pacific	18.9%
Europe ex EMU	18.0%
North America	7.4%
EM Latin America	4.2%
EM Europe, Middle East & Africa	3.5%
Middle East	1.0%
Cash Equivalents and Other	2.1%
[4]
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Fixed-Income Fund
Class Name	Institutional Class
Trading Symbol	FAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.47%
[5]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,566,629,596
Holdings Count | $ / shares	2,089
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,566,629,596
Number of Holdings	2,089
Portfolio Turnover	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026) Sector Breakdown**	[6]
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html

[1]
*	Annualized

[2]
**	Percentages above are inclusive of underlying exposures within the iShares Russell 1000 ETF, PIMCO RAE US Small Fund and Schwab U.S. Large Cap ETF and may differ from percentages reflected in the Schedule of Investments.

[3]
*	Annualized

[4]
**	Percentages above are inclusive of underlying exposures within the Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Driehaus Emerging Markets Growth Fund and may differ from percentages reflected in the Schedule of Investments.

[5]
*	Annualized

[6]
**	Percentages above are inclusive of underlying exposures within the iShares Core U.S. Aggregate Bond ETF and iShares 10-20 Year Treasury Bond ETF and may differ from percentages reflected in the Schedule of Investments.